Financial Statement Schedule I Condensed Financial Information of Parent Company - STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Unrealized gain on available-for-sale investments and others, tax effect	¥ 2,250	¥ 1,554	¥ 0
Parent Company
Unrealized gain on available-for-sale investments and others, tax effect		¥ 1,554